Condensed Financial Information of the Parent Company - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iQIYI, INC
Condensed Financial Statements Captions [Line Items]
Dividends paid by subsidiaries	¥ 0	¥ 0	¥ 0